NET INCOME PER SHARE	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
NET INCOME PER SHARE

NOTE 11 － NET INCOME PER SHARE

	Six months ended June 30,
	2025	2026

Numerator:
Net income attributable to the Company’s shareholders	$10,024,075	$6,067,538

Denominator:
Weighted average ordinary shares outstanding - Basic and diluted*	89,687,500	89,687,500

Net income per share
Basic and diluted	$0.11	$0.07

*	The numbers of shares from January 2025 to May 2025 are presented on a retroactive basis giving the effect from the completion of common control acquisition in HTL Marketing.